Litigation and Arbitration Proceedings (Details) - Action for which we are defendant	1 Months Ended		6 Months Ended
	Feb. 28, 2021 USD ($)	Jul. 31, 2020 lawsuit	Jun. 30, 2021 injury_case plaintiff	May 17, 2021 manufacturer
Zantac litigation in the US | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | injury_case			1,501
Number of plaintiffs | plaintiff			2,878
Zantac litigation in the US | Product liabilities | Federal MDL Court
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | injury_case			1,321
Number of plaintiffs | plaintiff			1,753
Zantac litigation in the US | Product liabilities | California State Court
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | injury_case			54
Number of plaintiffs | plaintiff			1,063
Depakine product litigation in France | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of administrative proceedings | lawsuit		3
Plavix related litigation in Hawaii
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty fee incurred | $	$ 417,006,000
Plavix related litigation in Hawaii | Sanofi and Bristol Myers Squibb (BMS)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Total amount of penalties fee incurred | $	$ 834,012,000
340-B drug pricing program in the United States
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers which received a similar letter from HRSA | manufacturer				5